Schedule of long-lived assets by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,194	$ 13,032
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,090
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 104	$ 13,032